Schedule of supplemental information on statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Supplemental Information On Statement Of Cash Flows
Schedule of supplemental information on statement of cash flows

	2021	2020	2019
Amounts paid/received during the year:
Withholding income tax paid on behalf of third-parties	904	770	1,165
Transactions not involving cash
Purchase of property, plant and equipment on credit	-	310	76
Lease	6,945	4,255	2,301
Provision/(reversals) for decommissioning costs	(1,082)	5,174	5,497
Use of deferred tax and judicial deposit for the payment of contingency	1,173	2	3
Assets received due to assumption of participation in concessions	165	-	-
Receivables from Búzios Agreement	54	-	-